Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Schedule of Most Significant Claims and Benefits Payable
The following table provides a roll forward of the Company's beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company's actual losses incurred may be more or less than the Company's previously developed estimates, which is referred to as either unfavorable or favorable development.

	Years Ended December 31,
	2016	2015	2014
Claims and benefits payable, at beginning of year	$1,719,916	$1,717,938	$1,679,730
Less: Reinsurance ceded and other	(384,297)	(344,742)	(272,687)
Net claims and benefits payable, at beginning of year	1,335,619	1,373,196	1,407,043
Incurred losses and loss adjustment expenses related to:
Current year	181,588	721,099	728,099
Prior year's interest	9,382	56,661	58,472
Prior year (s)	(40,350)	(35,026)	(50,065)
Total incurred losses and loss adjustment expenses	150,620	742,734	736,506
Paid losses and loss adjustment expenses related to:
Current year	177,218	444,567	436,752
Prior year (s)	1,297,926	335,744	333,601
Total paid losses and loss adjustment expenses	1,475,144	780,311	770,353
Net claims and benefits payable, at end of year	11,095	1,335,619	1,373,196
Plus: Reinsurance ceded and other	1,401,777	384,297	344,742
Claims and benefits payable, at end of year	$1,412,872	$1,719,916	$1,717,938